Financial Instruments by Category (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [Line Items]
Available-for-sale investments		¥ 800
Financial assets at fair value through profit or loss	¥ 96
Financial Liabilities at amortised cost	152,300
Derivative financial instruments	223	151
Financial assets at fair value through comprehensive	1,247
Derivatives used for hedging	29
Trade and notes receivables	1,436	2,124
Financial assets at amortised cost	5,113
Financial assets included in prepayments and other receivables		2,526
Derivatives used for hedging	223
Restricted bank deposits and short-term bank deposits	16	51
Cash and cash equivalents	646	4,605
Financial assets included in other non-current assets		293
Total	6,679	10,550
Borrowings	55,126	63,801
Obligations under finance leases		66,868
Derivative financial instruments	29	325
Trade and bills payables	4,040	3,184
Other payables and accruals		12,964
Total	152,329	147,142
Loans and receivables [member]
Disclosure of detailed information about financial instruments [Line Items]
Trade and notes receivables		2,124
Financial assets included in prepayments and other receivables		2,526
Restricted bank deposits and short-term bank deposits		51
Cash and cash equivalents		4,605
Financial assets included in other non-current assets		293
Total		9,599
Available-for-sale investments [member]
Disclosure of detailed information about financial instruments [Line Items]
Available-for-sale investments		800
Total		800
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments		151
Total		151
Equity investments designated at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through comprehensive	1,247
Total	1,247
Derivative financial assets instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivatives used for hedging	223
Total	223
Financial assets included in other non-current assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at amortised cost	190
Total	190
Trade and notes receivables [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at amortised cost	1,436
Total	1,436
Financial asset at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	96
Total	96
Financial assets included in prepayments and other receivables [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at amortised cost	2,825
Total	2,825
Restricted bank deposits and short-term bank deposits [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at amortised cost	16
Total	16
Cash and Cash Equivalent [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at amortised cost	646
Total	646
Trade and bills payables [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial Liabilities at amortised cost	12,166
Total	12,166
Financial liabilities included in other payables and accruals [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial Liabilities at amortised cost	7,581
Total	7,581
Obligations Under Finance Leases [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial Liabilities at amortised cost	77,427
Total	77,427
Borrowings in financial liabilities [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial Liabilities at amortised cost	55,126
Total	55,126
Derivative financial liabilities instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivatives used for hedging	29
Total	¥ 29
Loans and borrowings [member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings		63,801
Obligations under finance leases		66,868
Trade and bills payables		3,184
Other payables and accruals		12,964
Total		146,817
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivative financial instruments		325
Total		¥ 325